T. ROWE PRICE Real Estate Fund
September 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.0%
REAL ESTATE  99.0%
Agriculture/Land  3.4%
Rayonier, REIT  335,048 10,782
Weyerhaeuser, REIT  526,220 17,818
28,600
Apartment Residential  20.1%
American Homes 4 Rent, Class A, REIT  641,693 24,635
Apartment Investment & Management, Class A, REIT (1) 469,931 4,248
AvalonBay Communities, REIT  126,080 28,399
Camden Property Trust, REIT  99,040 12,234
Equity LifeStyle Properties, REIT  355,031 25,328
Equity Residential, REIT  333,399 24,825
Essex Property Trust, REIT  110,998 32,791
Sun Communities, REIT  130,200 17,597
170,057
Data Centers  8.4%
Equinix, REIT  79,741 70,780
70,780
Health Care  8.6%
Alexandria Real Estate Equities, REIT  60,935 7,236
Ventas, REIT  347,127 22,261
Welltower, REIT  335,688 42,978
72,475
Industrial  17.0%
EastGroup Properties, REIT  131,049 24,483
Lineage, REIT  32,424 2,541
Prologis, REIT  494,953 62,503
Rexford Industrial Realty, REIT  600,177 30,195
Terreno Realty, REIT  369,147 24,670
144,392
Infrastructure  13.5%
American Tower, REIT  309,639 72,010
Crown Castle, REIT  137,064 16,260
SBA Communications, REIT  106,573 25,652
113,922
Lodging & Leisure  2.5%
Apple Hospitality REIT, REIT  564,188 8,378
Hilton Worldwide Holdings  31,902 7,354
Host Hotels & Resorts, REIT  60,946 1,073

T. ROWE PRICE Real Estate Fund

Shares $ Value
(Cost and value in $000s)
‡
Pebblebrook Hotel Trust, REIT  304,862 4,033
20,838
Office  2.8%
Douglas Emmett, REIT  584,073 10,262
Kilroy Realty, REIT  214,453 8,299
SL Green Realty, REIT  13,164 916
Vornado Realty Trust, REIT  112,200 4,421
23,898
Other Real Estate  0.6%
CBRE Group, Class A (1) 41,916 5,218
5,218
Regional Mall  3.8%
Simon Property Group, REIT  192,263 32,496
32,496
Self Storage  9.8%
CubeSmart, REIT  395,952 21,314
Extra Space Storage, REIT  34,431 6,204
Public Storage, REIT  152,687 55,558
83,076
Shopping Center  7.5%
Acadia Realty Trust, REIT (2) 638,775 14,998
Federal Realty Investment Trust, REIT  26,888 3,091
Kimco Realty, REIT  437,966 10,170
Regency Centers, REIT  491,775 35,521
63,780
Triple Net  1.0%
Gaming & Leisure Properties, REIT  160,000 8,232
8,232
Total Real Estate 837,764
Total Common Stocks (Cost $463,817) 837,764
SHORT-TERM INVESTMENTS  0.9%
Money Market Funds  0.9%
T. Rowe Price Government Reserve Fund, 4.97% (3)(4) 7,830,630 7,831
Total Short-Term Investments (Cost $7,831) 7,831

T. ROWE PRICE Real Estate Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.97% (3)(4) 73,981 74
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 74
Total Securities Lending Collateral (Cost $74) 74
Total Investments in Securities  99.9%
(Cost $471,722) $ 845,669
Other Assets Less Liabilities 0.1% 1,071
Net Assets 100.0% $ 846,740
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2024.
(3) Seven-day yield
(4) Affiliated Companies
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Real Estate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.97% $ — $ — $ 339++
Totals $ —# $ — $ 339+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Government
Reserve Fund, 4.97% $ 16,249  ¤  ¤ $ 7,905
Total $ 7,905^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $339 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $7,905.

T. ROWE PRICE Real Estate Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Real Estate Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Real Estate Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Real Estate Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On September 30, 2024, all of the fund’s financial
instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F122-054Q3 09/24